PIMCO REALPATH Blend 2070 Fund Shareholder Fees - PIMCO REALPATH Blend 2070 Fund	Jun. 30, 2026
Institutional
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%
Maximum Deferred Sales Charge (as a percentage)	1.00%